Document and Entity Information	Feb. 19, 2020
Cover [Abstract]
Entity Registrant Name	MERIDIAN BIOSCIENCE INC
Amendment Flag	false
Entity Central Index Key	0000794172
Document Type	8-K
Document Period End Date	Feb. 19, 2020
Entity Incorporation State Country Code	OH
Entity File Number	0-14902
Entity Tax Identification Number	31-0888197
Entity Address, Address Line One	3471 River Hills Drive
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45244
City Area Code	(513)
Local Phone Number	271-3700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	VIVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false